ASSETS HELD FOR SALE AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE AND DISPOSITIONS
Schedule of properties disposed
During the year ended December 31, 2021, Granite disposed of three properties located in the United Kingdom and Austria. The details of the disposed properties are as follows:

Property	Location	Date disposed	Sale price
Hedera Road, Ravensbank Business Park	Redditch, United Kingdom	January 28, 2021	$10,550
Puchberger Straße 267	Weikersdorf, Austria	June 30, 2021	13,230
Götzendorfer Straße 3-5	Ebergassing, Austria	November 30, 2021	13,013
			$36,793